Condensed Combined Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended									6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Nov. 10, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Gathering and compression - affiliate		$ 56,593			$ 16,923						$ 108,836	$ 28,696		$ 95,746	$ 22,363	$ 647
Water handling - affiliate		31,500			40,518						64,941	65,277		162,283	35,871
Water handling - third party											151			8,245
Total revenues		88,093			57,441						173,928	93,973		266,274	58,234	647
Revenue-affiliate		88,093			57,441						173,777	93,973		258,029	58,234	647
Operating expenses:
Direct operating		17,921			13,682						37,222	19,953		48,821	7,871	698
General and administrative (including $24,349 and $11,618 of equity-based compensation in 2013 and 2014, respectively)		12,159			7,874						24,078	13,542		30,366	34,065	2,977
Depreciation		21,253			12,097						41,955	21,123		53,029	14,119	1,679
Total operating expenses		51,333	$ 42,758	$ 34,840	33,653	$ 20,965	$ 37,797	$ 7,864	$ 6,216	$ 4,178	103,255	54,618		132,216	56,055	5,354
Operating income		36,760	$ 57,960	$ 36,743	23,788	$ 15,567	$ (14,855)	$ 9,130	$ 5,764	$ 2,140	70,673	39,355		134,058	2,179	(4,707)
Interest expense		1,636			1,408						3,222	1,666		6,183	164	8
Net income (loss) and comprehensive income (loss)	$ 7,422	35,124			$ 22,380						67,451	$ 37,689	$ 98,219	127,875	$ 2,015	$ (4,715)
Less: General partner's interest in net income		(15,674)									(32,353)			(22,234)
Limited partners' interest in net income subsequent to IPO		$ 19,450									$ 35,098			$ 7,422
Basic
Common units		$ 0.13									$ 0.23
Subordinated units		0.13									0.23
Diluted
Common units		0.13									0.23
Subordinated units		$ 0.13									$ 0.23
Basic
Common units		75,940,957									75,940,957
Subordinated units		75,940,957									75,940,957
Diluted
Common units		75,957,984									75,956,354
Subordinated units		75,940,957									75,940,957